Estimated Future Benefit Payments on Defined Benefit Plan (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2015	$ 9,885
2016	10,477
2017	10,211
2018	13,069
2019	13,444
2020-2024	75,590
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2015	641
2016	624
2017	616
2018	627
2019	597
2020-2024	$ 2,800